Property and Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capital Lease Obligations	$ 26,100,000	$ 16,900,000
Depreciation and amortization	626,300,000	614,600,000	632,800,000
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	0	0	1,300,000
Property Plant and Equipment and Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 130,100,000	$ 119,000,000	$ 117,800,000